Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other current and non-current liabilities
Schedule of other current liabilities

	As of December 31,
(in thousands of euros)	2022	2023	2024
Employee‑related payables	1,866	1,869	2,604
Accrued payroll and other employee‑related taxes	1,340	1,540	1,741
VAT payables	2,128	3,569	3,798
Other accrued taxes and employee‑related expenses	140	164	126
Other miscellaneous payables	12	23	331
Other current liabilities	5,485	7,165	8,600